SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Schedule of Changes in Working Capital
Changes in working capital items during the years ended December 31, 2017 and 2016 are as follows:

Years ended December 31	2017	2016
	$	$
Trade and other receivables	23,232	(14,255)
Inventory	(10,973)	16,291
Trade and other payables	(10,117)	5,680
Provisions	(7,028)	1,470
	(4,886)	9,186

Schedule of Other Items Impacting Operating Cash Flows
Other adjustments for non-cash income statement items during the years ended December 31, 2017 and 2016 are as follows:

Years ended December 31	2017	2016
	$	$
Share-based payments	2,219	2,133
Export duty adjustment in cost of sales	(4,303)	—
Change in estimate of close down and restoration provision	141	761
Other	5,553	3,511
	3,610	6,405

Schedule of Noncash Investing and Financing Transactions
During the years ended December 31, 2017 and 2016, we conducted the following non-cash investing and financing transactions:

Years ended December 31	2017	2016
	$	$
Common shares issued pursuant to the acquisition of Seabee Gold Operation (note 3)	—	(325,202)
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)	—	(4,045)
Marketable securities received for sale of exploration and evaluation assets (note 6)	992	7,329
Deferred consideration received for sale of exploration and evaluation asset	—	829
Marketable securities provided as consideration for exploration and evaluation expenses	—	(761)
Transfer of share-based payment reserve upon exercise of stock options	(1,339)	(4,258)
Acquisition of Chinchillas mineral property (note 3)	28,839	—